Leases - Summary of income and expense for lease (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2020 JPY (¥)
Lease expense:
Operating lease costs	¥ 48,475
Other income and expenses:
Gross sublease income	¥ 5,377 [1]

[1]	Gross sublease income represents income from subleases separate from lease payments made by Nomura on the head lease as lessee.